Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: December 31, 2006
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 1-16-2007





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
66
Form 13F Information Table Value Total:
$376,666
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


Allied Waste            ComPar$.01 019589308  10,202    830,100      SH          DEFINED             830,100
American Natl Bankshare Com        027745108     420     18,000      SH          SOLE                 18,000
Assurant                Com        04621X108   3,993     72,280      SH          DEFINED              72,280
Atlas America           Com        049167109     468      9,173      SH          SOLE                  9,173
Baker Michael Corp      Com        057149106   9,204    406,362      SH          DEFINED             406,362
Berkley, WR             Com        084423102   1,918     55,575      SH          SOLE                 55,575
Brush Engineered        Com        117421107   5,075    150,275      SH          DEFINED             150,275
CNX Gas Corp            Com        12618H309   1,366     53,575      SH          DEFINED              53,575
CIT Group               Com        125581108   3,387     60,725      SH          DEFINED              60,725
ConocoPhillips          Com        20825C104   2,162     30,051      SH          DEFINED              30,051
EOG Res Inc.            Com        26875P101   4,403     70,500      SH          DEFINED              70,500
Emcor Group             Com        29084Q100  10,609    186,611      SH          DEFINED             186,611
Emerson Elec Co.        Com        291011104   2,979     67,570      SH          DEFINED              67,570
Energen Corp.           Com        29265N108   7,803    166,240      SH          DEFINED             166,240
FTI Consulting          Com        302941109  13,688    490,770      SH          DEFINED             490,770
First Potomac           Com        33610F109     377     12,950      SH          DEFINED              12,950
Griffon Corp.           Com        398433102   1,366     53,550      SH          DEFINED              53,550
John Hancock Bk      SHBENINT      409735107   1,033    102,630      SH          SOLE                102,630
Horizon Offshore        ComNew     44043J204   6,789    416,488      SH          DEFINED             416,488
KMG America Corp.       Com        482563103  11,514  1,200,575      SH          DEFINED           1,200,575
Middleburg Financial    Com        596094102     925     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107  10,414    621,756      SH          DEFINED             621,756
Neoware                 Com        64065P102   1,088     82,350      SH          DEFINED              82,350
PartnerRe Holdings      Com        G6852T105   6,784     95,508      SH          DEFINED              95,508
PFF Bancorp             Com        69331W104   1,708     49,488      SH          SOLE                 49,488
PPL Corporation         Com        69351T106   9,267    258,575      SH          DEFINED             258,575
Patriot Ntl Bancorp     Com        70336F104     794     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     628     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   6,137    471,350      SH          DEFINED             471,350
Provident Bankshares    Com        743859100     932     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402   5,147    479,217      SH          DEFINED             479,217
Rosetta Resources       Com        777779307     681     36,500      SH          SOLE                 36,500
Rush Enterprises        CLA        781846209   6,720    397,142      SH          DEFINED             397,142
Rush Enterprises        CLB        781846308   3,112    197,199      SH          SOLE                197,199
SAIA Inc.               Com        78709Y105     655     28,200      SH          SOLE                 28,200
Southern National Banc  Com        843395104     415     25,000      SH          SOLE                 25,000
SunTrust Bks            Com        867914103   3,616     42,820      SH          DEFINED              42,820
Suncor Energy           Com        867229106  14,987    189,925      SH          DEFINED             189,925
USI Hldgs               Com        90333H101   8,764    570,562      SH          DEFINED             570,562
United America          CLA        90933T109  11,162    440,648      SH          DEFINED             440,648
Urstadt Biddle Pptys    CLA        917286205     525     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107   9,846    652,070      SH          DEFINED             652,070
Washington Mutual       Com        939322103   3,074     67,581      SH          DEFINED              67,581
Waste Industries        Com        941057101   5,332    174,716      SH          DEFINED             174,716
Watsco Inc.             Com        942622200   9,767    207,100      SH          DEFINED             207,100
Adaptec Inc.       Note 3.0  3/0   00651FAE8     849    850,000      PRN         DEFINED             850,000
Agere Sys          Note 6.5 12/1   00845VAA8  12,266 12,012,000      PRN         DEFINED          12,012,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   2,347  2,449,000      PRN         DEFINED           2,449,000
Amazon.com Inc.    Note 4.75 2/0   023135AF3  11,263 11,449,000      PRN         DEFINED          11,449,000
Ciena Corp.        Note 3.75 2/0   171779AA9  17,414 17,898,000      PRN         DEFINED          17,898,000
Computer Network   Note 3.0  2/1   204925AC5     313    315,000      PRN         SOLE                315,000
Connectics Corp    Note 2.25 5/3   208192AB0   4,442  4,459,000      PRN         DEFINED           4,459,000
Connectics Corp    Note 2.0  3/3   208192AD6   5,742  5,756,000      PRN         SOLE              5,756,000
COR Therapeutics   Note 5.0  3/0   217753AD4     299    300,000      PRN         SOLE                300,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   7,513  7,568,000      PRN         DEFINED           7,568,000
Hanover Compressor Note 4.75 3/1   410768AC9   1,001  1,019,000      PRN         DEFINED           1,019,000
Magma Design Auto  Note      5/1   559181AB8   3,646  4,000,000      PRN         DEFINED           4,000,000
Mercury Interact   Note 4.75 7/0   589405AB5  15,043 14,888,000      PRN         DEFINED          14,888,000
Millennium Pharm   Note 5.5  1/1   599902AB9  13,092 13,087,000      PRN         DEFINED          13,087,000
Nektar Ther        Note 5.0  2/0   457191AF1   4,635  4,653,000      PRN         DEFINED           4,653,000
Nektar Ther        Note 3.5 10/1   457191AH7  10,126 10,298,000      PRN         DEFINED          10,298,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  12,688 12,823,000      PRN         DEFINED          12,823,000
Sanmina SCI Corp   Note 3.0  3/1   783890AF3   6,962  6,982,000      PRN         DEFINED           6,982,000
Sepracor           SDCV 5.0  2/1   817315AL8  15,187 15,203,000      PRN         DEFINED          15,203,000
Sonic Automotive   Note 5.25 5/0   83545GAE2   2,401  2,453,000      PRN         DEFINED           2,453,000
Veeco Instrs       Note 4.125 12/2 922417AB6   8,201  8,424,000      PRN         DEFINED           8,424,000